Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 48,833	$ 58,646	$ 75,234
Net unrealized holding gain (loss) on securities available for sale	2,946	11,293	(43,513)
Tax effect	(760)	(2,921)	11,268
Net unrealized gain (loss) on securities available for sale, net of tax	2,186	8,372	(32,245)
Change in overfunded position in pension and postretirement plans arising during the year	10,524	7,955	(8,266)
Tax effect	(2,734)	(2,067)	2,148
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	7,790	5,888	(6,118)
Amortization of net actuarial gain	(824)	(423)	(1,008)
Amortization of prior service cost (credit)	13	13	(313)
Tax effect	211	107	343
Amortization of net actuarial gain and prior service cost (credit) on pension and postretirement plans, net of tax	(600)	(303)	(978)
Other comprehensive income (loss), net of tax	9,376	13,957	(39,341)
Comprehensive income	$ 58,209	$ 72,603	$ 35,893